Net finance costs (Tables)	12 Months Ended
Dec. 31, 2023
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Schedule of Information About Finance Income and Costs

All figures in £ millions	Notes	2023	2022	2021
Interest payable on financial liabilities at amortised cost and associated derivatives		(34)	(32)	(30)

Interest on lease liabilities	35	(23)	(25)	(27)
Interest on deferred and contingent consideration		(4)	(5)	–
Interest on provisions for uncertain tax positions		–	(7)	(11)
Fair value movement on derivatives		(20)	(2)	–

Finance costs		(81)	(71)	(68)
Interest receivable on financial assets at amortised cost		16	18	5
Interest on lease receivables	35	4	5	6
Net finance income in respect of retirement benefits	25	26	9	4
Fair value remeasurement of disposal proceeds		–	–	6
Fair value movements on investments held at fair value	15	13	28	20
Net foreign exchange gains		3	1	1
Interest on provisions for uncertain tax positions		4	35	–
Fair value movement on derivatives		10	27	20

Finance income		76	123	62

Net finance (costs)/income		(5)	52	(6)